Income Taxes - Summary of Income Taxes Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax benefits
Deferred tax benefits	$ (37)		$ (1,087)
Actual income tax benefit	(33)
PRC [Member]
Current tax expense
Current tax expense
Deferred tax benefits
Deferred tax benefits	(37)
HK [Member]
Current tax expense
Current tax expense	4
Deferred tax benefits
Deferred tax benefits